Secured Term Loan Facilities and Revolving Credit Facilities - October 2013 DB Credit Facility A (Details) - Line of Credit $ in Thousands	Oct. 25, 2013 USD ($) vessel	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Outstanding amount		$ 767,885
DB Credit Facility A
Debt Instrument [Line Items]
Debt instrument term	12 years
Line of credit facility, maximum borrowing capacity	$ 57,700
Outstanding amount		$ 6,000
Periodic payment	$ 1,200
Debt margin percentage	2.47%
DB Credit Facility A | Newbuild LPG Carriers
Debt Instrument [Line Items]
Number of vessels to be financed | vessel	2